Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties
Total deposits with related parties	$ 16,363,334	$ 13,914,079
Amount paid to CFSG	$ 62,036	$ 62,436